Borrowings - Short-term and long-term borrowings (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Short-term borrowings [Abstract]
Total	[1]	¥ 743,497	¥ 543,049
Long-term borrowings [Abstract]
Long-term borrowings from banks and other financial institutions	[2]	2,929,128	2,868,591
Bonds and notes issued		4,426,062	4,286,605
Subtotal		7,355,190	7,155,196
Trading balances of secured borrowings		27,317	40,212
Total		7,382,507	7,195,408
Fixed-rate obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	917,154	1,099,278
Fixed-rate obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	1,127,503	782,315
Floating-rate obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	725,235	825,038
Floating-rate obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	174,205	164,397
Index / Equity-linked obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	850,291	822,746
Index / Equity-linked obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	631,674	592,831
Short-term borrowings [Member]
Short-term borrowings [Abstract]
Commercial paper	[1]	179,291	2,562
Bank borrowings	[1]	108,801	130,676
Other	[1]	¥ 455,405	¥ 409,811

[1]	Includes secured borrowings of \158,156 million as of March 31, 2017 and \96,840 million as of March 31, 2018.
[2]	Includes secured borrowings of \120,322 million as of March 31, 2017 and \111,147 million as of March 31, 2018.
[3]	Includes secured borrowings of \851,239 million as of March 31, 2017 and \888,088 million as of March 31, 2018.